Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	8,200,000	8,400,000	7,000,000
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,332,511,552	1,331,880,730	1,329,366,024